AMBIENT WATER CORPORATION Consolidated Statements of Cash Flows (Audited) (2014 Restated) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net loss	$ (2,009,466)	$ (4,038,497)
Adjustments to reconcile net loss:
Depreciation and amortization	28,867	13,829
Stock issued for services		15,000
Stock based compensation	1,218,274	1,677,779
Impairment loss on inventory		25,924
Loss on deposit cancellation	57,795
Gain (loss) on derivative liability	(199,634)	1,461,232
Changes in assets and liabilities:
Accounts receivable	(8,714)	(1,884)
Deposits	35,115	(4,906)
Inventory	61,200	9,113
Accounts payable	30,174	7,625
Other accruals	291,655	101,370
Net cash used by operating activities	(484,964)	(733,415)
Cash flows from investing activities:
Fixed assets	(2,570)	(15,328)
Net cash used by investing activities	(2,570)	(15,328)
Cash flows from financing activities:
Borrowings on notes payable	432,233	800,000
Net cash provided by financing activities	432,233	800,000
Increase (decrease) in cash	(55,301)	51,257
Cash, beginning of period	56,121	4,864
Cash, end of period	820	56,121
Supplemental disclosure of cash flow information:
Interest paid		397
Non-cash investing and financing activities:
Stock issued for note and interest conversion	$ 652,088	210,572
Stock issued for accrued liability		15,000
Demonstration units placed in service		$ 31,430